UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

                          Form 13F

                     Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,2000

Check here if Amendment [X]; Amendment Number: 2

This Amendment (Check only one.):

[  ] is a restatement

[X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Hewlett-Packard Company
Address:   3000 Hanover Street
           MS 20 BL
           Palo Alto CA 94304

Form 13F File Number:  028-02187

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Cheryl Gorman
Title:    Manager, Operations and Accounting
Phone:    650-857-2248

Signature, Place, and Date of Signing:

Cheryl Gorman   Palo Alto, CA   15-November-2000
[Signature]     [City, State]   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.   (Check here if all holdings of
this reporting manager are reported in this report.

[ ] 13F NOTICE.    (Check here if no holdings reported are
in this report, and all holdings are reported by other reporting manager (s).)

[X] 13F COMBINATION REPORT.   (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager
(s).)


                                                  03/31/00

                    FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     1

Form 13F Information Table Value Total:     $39,520,000
                                            (thousands)

List of Other Included Managers:


NONE




FORM 13F                                                               03/31/2000
REPORTING MANAGER: Hewlett-Packard Company


ITEM 1                  ITEM 2   ITEM 3    ITEM 4      ITEM 5         ITEM 6           ITEM 7    ITEM 8

NAME OF ISSUER          TITLE    CUSIP     FAIR        SHARES OR INVESTMENT DISCRETION MANA- VOTING AUTHORITY
                        OF       NUMBER    MARKET      PRINCIPAL             SHARED    GERS
                        CLASS              VALUE       AMOUNT      SOLE SHARED OTHER        SOLE     SHARED NONE
                                                                    (A)   (B)    (C)        (A)        (B)   (C)
AGILENT TECHNOLOGIES     COMMON  00846U101  39,520,000   380,000,000 x                  HP   380,000,000

GRAND TOTALS                                39,520,000
